Segment information - Impairment charges and reversals by geographical segment (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of operating segments [line items]
Impairment charges	£ 207	£ 200	£ 143
Impairment reversal	(15)
North America
Disclosure of operating segments [line items]
Impairment charges	8	3	2
EMEA & LatAm
Disclosure of operating segments [line items]
Impairment charges	5	5	7
APAC
Disclosure of operating segments [line items]
Impairment charges	1	2	1
Other reconciling items
Disclosure of operating segments [line items]
Impairment charges	193	£ 190	£ 133
Impairment reversal	£ (15)